Fair Value Measurements and Guarantees Recurring Measurements and Additional (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Measured on a recurring basis
Derivative Asset, Fair Value, Gross Asset	$ 785		$ 3
Derivative Liability, Fair Value, Gross Liability	(1,189)		(6)
Additional disclosures:
Collateral Already Posted, Aggregate Fair Value	296
Carrying Amount [Member]
Additional disclosures:
Long-term debt, including current portion	(23,675)		(22,344)
Guarantees	(39)		(40)
Fair Value [Member]
Additional disclosures:
Long-term debt, including current portion	(27,768)		(27,043)
Guarantees	(26)		(27)
Level 1 [Member]
Additional disclosures:
Long-term debt, including current portion	0		0
Guarantees	0		0
Level 2 [Member]
Additional disclosures:
Long-term debt, including current portion	(27,768)		(27,043)
Guarantees	(10)		(11)
Level 3 [Member]
Additional disclosures:
Long-term debt, including current portion	0		0
Guarantees	(16)		(16)
Fair Value, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis
ARO Trust investments	260		235
Derivative Asset, Fair Value, Gross Asset	84	[1]	3
Derivative Liability, Fair Value, Gross Liability	(488)	[1]	(6)
Fair Value, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis
ARO Trust investments	260		235
Derivative Asset, Fair Value, Gross Asset	84	[1]	3
Derivative Liability, Fair Value, Gross Liability	(488)	[1]	(6)
Fair Value, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis
ARO Trust investments	260		235
Derivative Asset, Fair Value, Gross Asset	2	[1]	1
Derivative Liability, Fair Value, Gross Liability	(69)	[1]	(3)
Fair Value, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis
ARO Trust investments	0		0
Derivative Asset, Fair Value, Gross Asset	81	[1]	2
Derivative Liability, Fair Value, Gross Liability	(403)	[1]	(1)
Fair Value, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis
ARO Trust investments	0		0
Derivative Asset, Fair Value, Gross Asset	1	[1]	0
Derivative Liability, Fair Value, Gross Liability	(16)	[1]	$ (2)
Wiltel Guarantee [Member]
Additional disclosures:
Guarantor Obligations, Maximum Exposure, Undiscounted	25
Indemnification Agreement [Member] | Carrying Amount [Member]
Additional disclosures:
Guarantees	$ 0

[1]	Excludes approximately $296 million of net cash collateral in Level 1.